JPMorgan Developed International Value Fund Expense Example - A C I Shares [Member] - JPMorgan Developed International Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,896
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,921
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	$ 1,148